Related Parties - Summary of Total Compensation Provided to Key Management Personnel (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of key management personnel compensation [abstract]
Short-term benefits	₺ 92,341	₺ 74,696	₺ 50,001
Termination benefits	121	604	10,064
Long-term benefits	755	548	479
Key management personnel compensation	₺ 93,217	₺ 75,848	₺ 60,544